Provisions for employee benefits (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Benefit Plans [Line Items]
Provisions for employee benefits	€ 786	€ 819
Other benefit plans
Disclosure Of Benefit Plans [Line Items]
Provisions for employee benefits	341	301
Defined benefit plan
Disclosure Of Benefit Plans [Line Items]
Provisions for employee benefits	445	518
Italian defined benefit plans
Disclosure Of Benefit Plans [Line Items]
Provisions for employee benefits	177	227
Foreign defined benefit plan
Disclosure Of Benefit Plans [Line Items]
Provisions for employee benefits	142	129
FISDE and other foreign medical plans
Disclosure Of Benefit Plans [Line Items]
Provisions for employee benefits	€ 126	€ 162